Income Taxes - Schedule of Reconciliation Between the Income Tax at the PRC Statutory Tax Rate and Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Effective Income Tax Rate Reconciliation [Line Items]
Income/(loss) before provision for income taxes		¥ (38,017)			¥ 1,861,921	¥ 2,645,360
Statutory tax rate in the PRC		25.00%		25.00%	25.00%	25.00%
Income tax expenses at statutory tax rate in the PRC		¥ (9,504)			¥ 465,480	¥ 661,340
Income tax expenses at statutory tax rate in the PRC, percentage		25.00%		25.00%	25.00%	25.00%
Effect of tax holiday and preferential tax rate
Non-deductible expenses					¥ 723
Research and development credits		¥ (22,978)			(19,925)	(11,620)
Research and development credits, percentage		60.40%		60.40%
Non-taxable or non-deductible items, Amount		¥ 179				(58,359)
Non-taxable or non-deductible items, percentage		(0.50%)		(0.50%)
Effect of tax holiday and preferential tax rate, Amount					(354,366)	(108,806)
Adjustment on current income tax of the prior periods, Amount		¥ (147,211)	[1]		(341)	80
Adjustment on current income tax of the prior periods percentage	[1]	387.20%		387.20%
Effect of tax losses not recognized, Amount		¥ 14,726
Effect of tax losses not recognized percentage		(38.70%)		(38.70%)
Effect of different tax rates of subsidiaries operating in other jurisdictions					(8,234)	26,793
Withholding income tax, Amount		¥ 48,400			20,000	40,000
Withholding income tax percentage		(127.30%)		(127.30%)
Change in valuation allowance, Amount		¥ 227,801			175,845	15,735
Change in valuation allowance percentage		(599.20%)		(599.20%)
Income tax expenses and effective tax rate, Amount		¥ (97,107)		$ (13,886)	¥ 279,182	¥ 565,163
Income tax expenses and effective tax rate percentage		255.40%		255.40%
Cayman Islands [Member]
Foreign tax effect
Foreign tax effect, Amount		¥ 10,977
Foreign tax effect, percentage		(28.90%)		(28.90%)
Others [Member]
Foreign tax effect
Foreign tax effect, Amount		¥ (1,761)
Foreign tax effect, percentage		4.60%		4.60%
High and New Technology Enterprise [Member]
Effect of tax holiday and preferential tax rate
Effect of tax holiday and preferential tax rate, Amount		¥ 86,671
Effect of tax holiday and preferential tax rate, percentage		(228.00%)		(228.00%)
Software Enterprise [Member]
Effect of tax holiday and preferential tax rate
Effect of tax holiday and preferential tax rate, Amount		¥ (68,771)
Effect of tax holiday and preferential tax rate, percentage		180.90%		180.90%
Encouraged Industries in Western Regions [Member]
Effect of tax holiday and preferential tax rate
Effect of tax holiday and preferential tax rate, Amount		¥ (197,116)
Effect of tax holiday and preferential tax rate, percentage		518.50%		518.50%
Newly Established Enterprises in Xinjiang’s Difficult Areas [Member]
Effect of tax holiday and preferential tax rate
Effect of tax holiday and preferential tax rate, Amount		¥ (56,789)
Effect of tax holiday and preferential tax rate, percentage		149.40%		149.40%
Others [Member]
Effect of tax holiday and preferential tax rate
Effect of tax holiday and preferential tax rate, Amount		¥ 18,269
Effect of tax holiday and preferential tax rate, percentage		(48.10%)		(48.10%)

[1]	Hengfengyi was qualified as a Software Enterprise in 2025 and thereby entitled to full exemption from EIT for year 2024, which resulted in the income tax expense of RMB151.1 million accrued in 2024 being reversed in 2025.